Redeemable Convertible Preferred Stock, Redeemable Common Stock, and Stockholders Equity (Deficit) - Restricted Stock Units (Q2) (Details) - shares	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Restricted Stock Units (RSUs)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period		4 years	4 years
Granted (in shares)		13,188,000	15,733,000
RSAs unvested (in shares)	25,677,000	25,677,000	15,455,000	0
Restricted Stock
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period		4 years
Granted (in shares)	1,602,257	1,602,257
RSAs unvested (in shares)	1,460,477	1,460,477